GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 18 - GEOGRAPHICAL SALES AND SEGMENTS

Information for the Company's sales by geographical area for the years ended December 31, 2011, 2010 and 2009 are as follows:

	December 31,
	2011	2010	2009
Domestic Sales	$111,130,918	$113,873,505	$97,361,596

International Sales	7,486,053	3,579,519	3,726,200

	$118,616,971	$117,453,024	$101,087,796

The Company operates one business segment for the years ended December 31, 2011, 2010 and 2009.